Summary of Significant Accounting Policies (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Summary of Basic and Diluted Net Income (Loss)
The calculation of basic and diluted net loss per share for the nine months ended September 30, 2021 and 2020 was as follows (in thousands, except share and per share amounts):

	For the nine months ended September 30,
	2021	2020
Net income (loss) attributable to Altus Power, Inc.	(1,282)	9,804
Cumulative preferred dividends and commitment fee earned on Series A redeemable preferred stock	(13,584)	(11,427)
Redeemable Series A preferred stock accretion	(1,616)	(1,622)

Net loss attributable to common stockholder—basic and diluted	$(16,482)	$(3,245)

Net (loss) income per share attributable to common stockholder—basic and diluted	$(16,017)	$(3,154)
Weighted-average common shares outstanding—basic and diluted	1,029	1,029

The calculation of basic and diluted net loss per share for the years ended December 31, 2020 and 2019 was as follows (in thousands, except share and per share amounts):

	For the year ended December 31,
	2020	2019
Net income (loss) attributable to Altus Power, Inc.	$6,793	$(4,367)
Cumulative preferred dividends and commitment fee earned on Series A redeemable preferred stock	(15,590)	(1,523)
Redeemable Series A preferred stock accretion	(2,166)	(231)

Net loss attributable to common stockholder—basic and diluted	$(10,963)	$(6,121)

Net loss per share attributable to common stockholder—basic and diluted	$(10,654)	$(8,129)
Weighted-average common shares outstanding—basic and diluted	1,029	753

Schedule of Reconciliation of Cash and Restricted Cash Reported Within Consolidated Balance Sheet
The following table provides a reconciliation of cash and restricted cash reported within the condensed consolidated balance sheets. Cash and restricted cash consist of the following:

	As of September 30, 2021	As of December 31, 2020
Cash	$34,273	$33,832
Current portion of restricted cash	3,110	3,465
Restricted cash, noncurrent portion	1,794	909

Total	$39,177	$38,206

The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets. Cash and restricted cash consist of the following:

	As of December 31,
	2020	2019
Cash	$33,832	$26,641
Current portion of restricted cash	3,465	4,973
Restricted cash, noncurrent portion	909	523

Total	$38,206	$32,137

CBRE Acquisition Holdings Inc [Member]
Summary of Basic and Diluted Net Income (Loss)	As a result, diluted loss per share of common stock is the same as basic loss per share of common stock for the period. No warrants have been exercised as of December 31, 2020.

	Class A Common Stock	Class B Common Stock
Basic and diluted net loss per share
Numerator:
Allocation of net loss including accretion of temporary equity	$(35,738,191)	$(6,201,753)
Denominator:
Weighted-average shares outstanding	8,553,125	1,484,249
Basic and diluted net loss per share	$(4.18)	$(4.18)
As a result, diluted income (loss) per share of common stock is the same as basic income (loss) per share of common stock for the period
.

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021
	Class A common stock	Class B common stock	Class A common stock	Class B common stock
Basic and diluted net loss per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(9,619,365)	$(480,968)	$(5,594,754)	$(279,737)

Denominator:
Weighted-average shares outstanding	40,250,000	2,012,500	40,250,000	2,012,500

Basic and diluted net loss per share	$(0.24)	$(0.24)	$(0.14)	$(0.14)